STATE FARM MUTUAL FUND TRUST

State Farm Equity Fund	State Farm Bond Fund
State Farm Small Cap Equity Fund	State Farm Money Market Fund
State Farm International Equity Fund	State Farm LifePath® Income Fund
State Farm S&P 500® Index Fund	State Farm LifePath 2010® Fund
State Farm Small Cap Index Fund	State Farm LifePath 2020® Fund
State Farm International Index Fund	State Farm LifePath 2030® Fund
State Farm Equity and Bond Fund	State Farm LifePath 2040® Fund

Class R-1, R-2 and R-3 Shares

July 11, 2005 Supplement to the Class R-1, R-2 and R-3 Shares Prospectus dated May 1, 2005

At a meeting of shareholders of State Farm Mutual Fund Trust (the “Trust”) held on June 17, 2005, (the “Meeting”), shareholders of the Equity Fund series of the Trust approved the appointment of Capital Guardian Trust Company (“Capital Guardian”) as investment sub-adviser to the Equity Fund. The Trust anticipates that Capital Guardian will commence providing sub-advisory services to the Equity Fund on approximately September 1, 2005. At the Meeting, shareholders of the Small Cap Index Fund and the International Index Fund series of the Trust (the “Index Funds”) also approved two proposals related to these funds, namely (1) amending the Investment Advisory and Management Services Agreement between the Trust and State Farm Investment Management Corp. (the “Manager”), investment adviser to the Trust, and (2) adopting an investment sub-advisory agreement between the Trust, the Manager and Northern Trust Investments, N.A. (“Northern Trust”) appointing Northern Trust as investment sub-adviser to the Index Funds. The Trust anticipates that Northern Trust will begin providing sub-advisory services to the Index Funds on approximately September 9, 2005. At the Meeting, Index Fund shareholders were asked to approve the two proposals to change the Index Funds from feeder funds that invest their assets exclusively into a corresponding series of an unaffiliated master fund into funds that invest their assets directly into securities.

STATE FARM MUTUAL FUND TRUST

State Farm Equity Fund	State Farm Tax Advantaged Bond Fund
State Farm Small Cap Equity Fund	State Farm Money Market Fund
State Farm International Equity Fund	State Farm LifePath® Income Fund
State Farm S&P 500® Index Fund	State Farm LifePath 2010® Fund
State Farm Small Cap Index Fund	State Farm LifePath 2020® Fund
State Farm International Index Fund	State Farm LifePath 2030® Fund
State Farm Equity and Bond Fund	State Farm LifePath 2040® Fund
State Farm Bond Fund

Class A and Class B Shares

July 11, 2005 Supplement to the Class A and Class B Shares Prospectus dated May 1, 2005

At a meeting of shareholders of State Farm Mutual Fund Trust (the “Trust”) held on June 17, 2005, (the “Meeting”), shareholders of the Equity Fund series of the Trust approved the appointment of Capital Guardian Trust Company (“Capital Guardian”) as investment sub-adviser to the Equity Fund. The Trust anticipates that Capital Guardian will commence providing sub-advisory services to the Equity Fund on approximately September 1, 2005. At the Meeting, shareholders of the Small Cap Index Fund and the International Index Fund series of the Trust (the “Index Funds”) also approved two proposals related to these funds, namely (1) amending the Investment Advisory and Management Services Agreement between the Trust and State Farm Investment Management Corp. (the “Manager”), investment adviser to the Trust, and (2) adopting an investment sub-advisory agreement between the Trust, the Manager and Northern Trust Investments, N.A. (“Northern Trust”) appointing Northern Trust as investment sub-adviser to the Index Funds. The Trust anticipates that Northern Trust will begin providing sub-advisory services to the Index Funds on approximately September 9, 2005. At the Meeting, Index Fund shareholders were asked to approve the two proposals to change the Index Funds from feeder funds that invest their assets exclusively into a corresponding series of an unaffiliated master fund into funds that invest their assets directly into securities.

STATE FARM MUTUAL FUND TRUST

State Farm Equity Fund	State Farm Tax Advantaged Bond Fund
State Farm Small Cap Equity Fund	State Farm Money Market Fund
State Farm International Equity Fund	State Farm LifePath® Income Fund
State Farm S&P 500® Index Fund	State Farm LifePath 2010® Fund
State Farm Small Cap Index Fund	State Farm LifePath 2020® Fund
State Farm International Index Fund	State Farm LifePath 2030® Fund
State Farm Equity and Bond Fund	State Farm LifePath 2040® Fund
State Farm Bond Fund

Institutional Class Shares

July 11, 2005 Supplement to the Institutional Class Shares Prospectus dated May 1, 2005

At a meeting of shareholders of State Farm Mutual Fund Trust (the “Trust”) held on June 17, 2005, (the “Meeting”), shareholders of the Equity Fund series of the Trust approved the appointment of Capital Guardian Trust Company (“Capital Guardian”) as investment sub-adviser to the Equity Fund. The Trust anticipates that Capital Guardian will commence providing sub-advisory services to the Equity Fund on approximately September 1, 2005. At the Meeting, shareholders of the Small Cap Index Fund and the International Index Fund series of the Trust (the “Index Funds”) also approved two proposals related to these funds, namely (1) amending the Investment Advisory and Management Services Agreement between the Trust and State Farm Investment Management Corp. (the “Manager”), investment adviser to the Trust, and (2) adopting an investment sub-advisory agreement between the Trust, the Manager and Northern Trust Investments, N.A. (“Northern Trust”) appointing Northern Trust as investment sub-adviser to the Index Funds. The Trust anticipates that Northern Trust will begin providing sub-advisory services to the Index Funds on approximately September 9, 2005. At the Meeting, Index Fund shareholders were asked to approve the two proposals to change the Index Funds from feeder funds that invest their assets exclusively into a corresponding series of an unaffiliated master fund into funds that invest their assets directly into securities.